REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

	CET1 Capital Requirements		Total Capital Requirements
	2017	2018	2017	2018
Pillar 1	4,5%	4,5%	8,0%	8,0%
Pillar 2	3,0%	3,0%	3,0%	3,0%
Capital Conservation Buffer	1,25%	1,875%	1,25%	1,875%
Total	8,75%	9,375%	12,25%	12,875%

The capital adequacy ratios for the Group, according to the CRD IV transitional provisions, are presented in the table below:
	December 31,
	2016	2017
Common equity Tier 1	16,3%	17,0%
Tier 1	16,3%	17,0%
Total	16,3%	17,0%